Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2017	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Cash equivalents	$ 0		$ 0
Federal depository insurance coverage	250,000		250,000
Minimum value of net tangible assets	5,000,001		5,000,001
Maximum underwriter discount	$ 24,750,000		$ 24,750,000
Dilutive securities	0	0	0
Accrued interest and penalties	$ 0	$ 0	$ 0
State franchise taxes	$ 0		$ 0
Public Offering
Significant Accounting Policies [Line Items]
Public offering, number of units sold	45,000,000		45,000,000
Deferred offering costs	$ 1,299,223		$ 1,299,223
Class A ordinary shares
Significant Accounting Policies [Line Items]
Public offering, number of units sold		0
Minimum value of net tangible assets	$ 5,000,001		$ 5,000,001
Ordinary shares subject to possible redemption	43,699,461	42,959,940	43,646,490
Class A ordinary shares | Maximum
Significant Accounting Policies [Line Items]
The maximum possible number of Class A shares that can be issued under warrants	22,333,333	22,333,333	22,333,333
Class A ordinary shares | Public Offering
Significant Accounting Policies [Line Items]
Public offering, number of units sold	45,000,000	45,000,000	45,000,000